Property and Equipment	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Property and Equipment [Abstract]
Property and Equipment

Note 4. Property and Equipment

Property and equipment consisted of the following at July 31, 2014 and April 30, 2014:

	July 31,	April 30,
	2014	2014
Call center hardware	$122,653	$122,653
Computer and office equipment	67,561	66,118
Furniture and fixtures	36,447	36,446
Library (online)	100,000	100,000
Software	1,975,640	1,894,215
	2,302,301	2,219,432
Accumulated depreciation and amortization	(1,044,098)	(938,703)
Property and equipment, net	$1,258,203	$1,280,729

Depreciation and amortization expense for the three months ended July 31, 2014 and 2013 were $105,395 and $78,694, respectively.

Amortization expense for software, included in the above amounts, for the three months ended July 31, 2014, and 2013 was $95,977 and $71,920, respectively. Software consisted of the following at July 31, 2014 and April 30, 2014:

	July 31,	April 30,
	2014	2014
Software	$1,975,640	$1,894,215
Accumulated amortization	(816,801)	(720,823)
Software, net	$1,158,839	$1,173,392

The following is a schedule of estimated future amortization expense of software at July 31, 2014:

Year Ending April 30,
2015	$296,346
2016	394,282
2017	271,550
2018	138,515
2019	58,146
Total	$1,158,839

Note 5. Property and Equipment

Property and equipment consisted of the following at April 30, 2014 and 2013:

	April 30,	April 30,
	2014	2013

Call center	$122,653	$121,313
Computer and office equipment	66,118	61,036
Furniture and fixtures	36,446	32,914
Library (online)	100,000	100,000
Software	1,894,215	1,518,142
	2,219,432	1,833,405
Accumulated depreciation and amortization	(938,703)	(569,665)
Property and equipment, net	$1,280,729	$1,263,740

Depreciation expense for the years ended April 30, 2014, and December 31, 2012, and four months ended April 30, 2013 and 2012, were $369,039, $256,363, $113,794, and $ 73,718 respectively. Accumulated depreciation amounted to $938,703 and $569,665 as of April 30, 2014 and April 30, 2013 respectively. Amortization expense for software, included in the above amounts, for the years ended April 30, 2014, and December 31, 2012, and four months ended April 30, 2013 and 2012, were $334,224, $226,454, $99,855, and $64,192 respectively. Software consisted of the following at April 30, 2014 and April 30, 2013:

	April 30,	April 30,
	2014	2013

Software	$1,894,215	$1,518,142
Accumulated amortization	(720,823)	(386,599)
Software, net	$1,173,392	$1,131,543

Estimated amortization expense of software is as follows:

Year Ending April 30,
2015	$378,843
2016	377,977
2017	255,265
2018	122,230
2019	39,077
Total	$1,173,392